Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 3,519,000	$ 4,353,000	$ 2,823,000
Accounts receivable	818,000	857,000	2,636,000
Note receivable, net of allowance for credit loss reserve, $12 and $0 as of December 31, 2025 and December 31, 2024, respectively	1,988,000	1,988,000
Unbilled revenue	285,000	338,000	733,000
Prepaid expenses and other current assets	208,000	154,000	131,000
Inventory	31,000	37,000	39,000
Total current assets	6,849,000	7,727,000	6,362,000
Non-current assets
PROPERTY AND EQUIPMENT, NET	16,000	20,000	116,000
Right-of-use assets, net			236,000
INTANGIBLE ASSETS, NET	2,325,000	2,345,000	5,365,000
GOODWILL	2,926,000	2,926,000	3,988,000
TOTAL ASSETS	12,116,000	13,018,000	16,067,000
Current liabilities
Term note, current			500,000
Accounts payable	532,000	745,000	2,971,000
Other accrued expense	457,000	530,000	660,000
Lease liabilities			108,000
Convertible note – related party, current	400,000	400,000
Convertible note, current	350,000	350,000
Total current liabilities	1,739,000	2,025,000	4,239,000
Non-current liabilities
Lease liabilities			139,000
Term note			375,000
Convertible note – related party			450,000
Convertible note			650,000
Total liabilities	1,739,000	2,025,000	5,853,000
Stockholders’ equity (deficiency)
Issued and outstanding: 126,080 shares (2024 - 116,030)	14,000	14,000	11,000
Additional paid-in-capital	102,096,000	102,059,000	96,344,000
Treasury shares	(476,000)	(502,000)	(480,000)
(Deficit) retained earnings	(91,257,000)	(90,578,000)	(85,673,000)
Accumulated other comprehensive loss			12,000
Total stockholders' equity	10,377,000	10,993,000	10,214,000
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	12,116,000	13,018,000	16,067,000
Open World Ltd. [Member]
Current assets
Cash and cash equivalents	647,552	729,422	4,025,185
Accounts receivable	1,564,086	1,266,223	13,934,613
Crypto assets	1,082,798	922,987	8,007,056
Contract asset	30,000
Investments	117,671	539,328
Loans receivable	67,878	814,369
Notes receivable	174,481
Shares and warrants receivable	84,278	585,599
Prepaids and deposits	156,361	89,143	237,457
Due from related parties	14,775	14,775	43,032
Total current assets	3,939,880	4,961,846	26,247,343
Non-current assets
Right-of-use assets, net	912,147	982,858	1,258,424
Investments	100,348	100,348	100,000
Total non-current assets	1,012,495	1,083,206	1,358,424
TOTAL ASSETS	4,952,375	6,045,052	27,605,767
Current liabilities
Accounts payable and accrued liabilities	3,453,198	1,156,624	1,102,035
Deferred revenue		125,590	293,500
Contract liabilities	105,159	125,590
Notes payable	757,705
Lease liabilities	290,140	284,651	263,352
Total current liabilities	4,606,202	1,566,865	1,658,887
Non-current liabilities
Lease liabilities	650,124	723,844	1,008,495
Total liabilities	5,256,326	2,290,709	2,667,382
Stockholders’ equity (deficiency)
Issued and outstanding: 126,080 shares (2024 - 116,030)	13	13	1,160
Additional paid-in-capital	4,680,807	4,379,103	50
Treasury shares			(50)
Simple agreements for future equity	2,250,000	2,000,000	2,000,000
(Deficit) retained earnings	(7,234,771)	(2,624,773)	22,937,225
Total stockholders' equity	(303,951)	3,754,343	24,938,385
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	4,952,375	6,045,052	27,605,767
Series A Preferred Stock [Member]
Stockholders’ equity (deficiency)
Convertible preferred stock
Series B Preferred Stock [Member]
Stockholders’ equity (deficiency)
Convertible preferred stock